INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details)	6 Months Ended
Jun. 30, 2014 Rate vessel
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCCs and Suezmaxes Chartered	20
Term of charters, minimum (in years)	4 years
Term of charters, maximum (in years)	13 years
Number of offshore supply vessels chartered on long-term bareboat charters	1
Joint venture, ownership percentage	50.00%
Assets accounted for as direct financing leases and leased to related parties	22